Earnings per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator
Net income attributable to Tsakos Energy Navigation Limited	$ 176,231	$ 300,182	$ 204,234
Preferred share dividends, Series D	0	(3,184)	(7,694)
Preferred share dividends, Series E	(10,976)	(10,976)	(10,975)
Preferred share dividends, Series F	(16,024)	(16,024)	(16,024)
Preferred share dividends, Series G	0	0	(31)
Undistributed income to Series G Participants	0	0	(1,250)
Deemed dividend on Series D preferred shares	0	(3,256)	0
Undistributed income allocated to non-vested restricted common stock	(959)	0	0
Preferred share dividends, Series G	0	0	31
Undistributed income to Series G participants	0	0	1,250
Net income attributable to common stockholders of Tsakos Energy Navigation Limited, for dilution purposes	$ 148,272	$ 266,742	$ 169,541
Denominator
Weighted average number of shares, basic	29,505,603	29,505,603	27,970,799
Effect of dilutive shares	0	0	217,265
Weighted average number of shares, diluted	29,505,603	29,505,603	28,188,064
Earnings per share, basic attributable to Tsakos Energy Navigation Limited	$ 5.03	$ 9.04	$ 6.02
Earnings per share, diluted attributable to Tsakos Energy Navigation Limited	$ 5.03	$ 9.04	$ 6.01